UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

March 31, 2017 (unaudited)

Description	Shares	Fair Value
Common Stocks | 95.3%
Australia | 1.2%
Alumina, Ltd.	699,841	$956,331
Brazil | 2.3%
BB Seguridade Participacoes SA	106,202	990,576
Qualicorp SA	134,737	888,750
		1,879,326
Canada | 1.3%
Alaris Royalty Corp.	61,780	1,036,441
China | 3.7%
Agricultural Bank of China, Ltd., Class H	2,881,000	1,326,792
China Construction Bank Corp., Class H	2,035,180	1,636,187
		2,962,979
Finland | 0.6%
Sampo Oyj, A Shares	10,152	482,028
France | 4.9%
AXA SA	54,814	1,418,469
TOTAL SA	50,002	2,526,048
		3,944,517
Hong Kong | 1.8%
Melco Crown Entertainment, Ltd. ADR	45,070	835,598
Sands China, Ltd.	141,200	653,531
		1,489,129
India | 0.7%
Indiabulls Housing Finance, Ltd.	38,648	593,802
Israel | 2.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,098,611	1,973,429
Italy | 3.3%
Azimut Holding SpA	39,893	694,978
Italgas SpA (a)	173,631	760,416
Snam SpA	277,719	1,201,095
		2,656,489
Japan | 3.7%
Daiwa House Industry Co., Ltd.	26,236	755,131
Sumitomo Mitsui Financial Group, Inc.	35,900	1,308,936
Tokyo Electron, Ltd.	8,200	897,852
		2,961,919
Luxembourg | 4.2%
RTL Group SA	25,604	2,062,233
SES SA	58,811	1,369,007
		3,431,240
Mexico | 1.0%
Fibra Uno Administracion SA de CV REIT	466,600	797,760
Description	Shares	Fair Value
Netherlands | 5.0%
ING Groep NV	42,402	$640,625
NN Group NV	38,529	1,253,143
Royal Dutch Shell PLC, B Shares	77,200	2,121,047
		4,014,815
Norway | 2.8%
Europris ASA	89,825	388,269
Telenor ASA	112,383	1,870,795
		2,259,064
Portugal | 1.0%
Galp Energia SGPS SA	55,205	838,505
Russia | 2.6%
Mobile TeleSystems PJSC Sponsored ADR	135,147	1,490,672
Severstal PJSC GDR	45,972	659,872
		2,150,544
Spain | 1.2%
Abertis Infraestructuras SA	61,024	983,065
Sweden | 3.3%
Nordea Bank AB	99,115	1,132,455
Swedbank AB, A Shares	65,489	1,517,292
		2,649,747
Switzerland | 1.4%
Novartis AG	15,114	1,122,094
Taiwan | 6.3%
Chicony Electronics Co., Ltd.	187,666	478,578
Far EasTone Telecommunications Co., Ltd.	338,000	829,910
Hon Hai Precision Industry Co., Ltd.	345,345	1,036,592
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	85,155	2,796,490
		5,141,570
Thailand | 0.7%
Krung Thai Bank Public Co. Ltd. NVDR	983,200	583,660
Turkey | 0.7%
Tofas Turk Otomobil Fabrikasi AS	73,371	549,322
United Kingdom | 3.1%
Legal & General Group PLC	182,542	565,628
St James’s Place PLC	62,846	835,598
Vodafone Group PLC	417,422	1,085,631
		2,486,857
United States | 36.1%
AT&T, Inc.	75,093	3,120,114
Blackstone Mortgage Trust, Inc., Class A REIT	61,569	1,906,176
Chevron Corp.	4,694	503,995
Cisco Systems, Inc.	61,480	2,078,024

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2017 (unaudited)

Description	Shares	Fair Value
Crown Castle International Corp. REIT	8,880	$838,716
Cypress Semiconductor Corp.	69,483	956,086
Deere & Co.	6,360	692,350
Eaton Corp. PLC	26,870	1,992,410
Extra Space Storage, Inc.	14,030	1,043,692
Healthcare Realty Trust, Inc.	31,160	1,012,700
L Brands, Inc.	12,707	598,500
LyondellBasell Industries NV, Class A	6,563	598,480
Marathon Petroleum Corp.	15,355	776,042
Occidental Petroleum Corp.	16,382	1,037,963
PacWest Bancorp	56,064	2,985,969
Pattern Energy Group, Inc.	104,426	2,102,095
Pfizer, Inc.	79,209	2,709,740
The Coca-Cola Co.	26,855	1,139,726
The Procter & Gamble Co.	9,026	810,986
United Parcel Service, Inc., Class B	5,250	563,325
Verizon Communications, Inc.	17,400	848,250
Wells Fargo & Co.	16,135	898,074
		29,213,413
Total Common Stocks (Cost $74,717,855)		77,158,046

Description	Principal Amount (000) (b)	Fair Value
Foreign Government Obligations | 15.6%
Brazil | 2.7%
Brazil NTN-B:
6.00%, 08/15/26	260	$260,158
6.00%, 05/15/35	410	425,498
Brazil NTN-F:
10.00%, 01/01/21	1,362	437,530
10.00%, 01/01/27	3,230	1,029,828
		2,153,014
Indonesia | 1.2%
Indonesia Government Bonds:
8.25%, 07/15/21	5,156,000	404,906
8.375%, 09/15/26	6,853,000	557,610
		962,516
Malaysia | 1.5%
Malaysia Government Bonds:
3.314%, 10/31/17	2,300	519,715
4.24%, 02/07/18	3,240	737,419
		1,257,134
Mexico | 2.7%
Mexican Bonos:
4.75%, 06/14/18	2,300	120,046
6.50%, 06/10/21	27,570	1,451,358
Description	Principal Amount (000) (b)	Fair Value
5.75%, 03/05/26	13,350	$652,870
		2,224,274
Romania | 0.9%
Romania Government Bond, 5.85%, 04/26/23	2,770	743,410

Russia | 2.3%
Russia Government Bonds - OFZ:
7.50%, 08/18/21	54,700	958,974
7.05%, 01/19/28	52,940	883,784
		1,842,758
Turkey | 1.9%
Turkey Government Bonds:
10.50%, 01/15/20	3,200	873,420
8.50%, 09/14/22	2,800	697,217
		1,570,637
Uganda | 0.8%
Uganda Government Bonds:
16.375%, 09/05/19	806,500	229,307
18.375%, 02/18/21	894,300	264,149
16.50%, 05/13/21	565,700	158,738
		652,194
Uruguay | 1.6%
Republica Orient Uruguay, 5.00%, 09/14/18	36,658	1,271,370

Total Foreign Government Obligations (Cost $12,379,276)		12,677,307

Description	Shares	Fair Value
Short-Term Investment | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $2,153,870)	2,153,870	$2,153,870

Total Investments | 113.6% (Cost $89,251,001) (c), (d)		$91,989,223

Liabilities in Excess of Cash and Other Assets | (13.6)%		(11,026,943)

Net Assets | 100.0%		$80,962,280

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2017 (unaudited)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	7,265,450	USD	464,098	BNP	04/03/17	$8,068	$—
ARS	7,488,090	USD	453,000	BNP	05/02/17	28,090	—
ARS	7,265,450	USD	472,025	CIT	04/03/17	141	—
ARS	10,588,230	USD	668,027	CIT	05/02/17	12,239	—
ARS	3,159,410	USD	193,000	CIT	05/24/17	7,884	—
ARS	7,840,930	USD	467,000	CIT	09/29/17	2,575	—
CLP	518,380,800	USD	784,000	HSB	04/24/17	777	—
CNY	797,640	USD	115,000	HSB	04/06/17	726	—
CNY	2,638,425	USD	381,000	HSB	04/06/17	1,797	—
CNY	3,422,948	USD	493,000	HSB	05/12/17	2,514	—
CNY	5,514,978	USD	798,000	HSB	05/26/17	—	281
CNY	3,532,005	USD	510,000	HSB	06/06/17	567	—
COP	612,026,000	USD	206,000	BNP	04/28/17	6,169	—
COP	858,041,000	USD	289,000	BNP	04/28/17	8,454	—
COP	1,208,662,000	USD	406,000	BNP	04/28/17	13,002	—
COP	2,604,694,400	USD	868,000	SCB	04/12/17	36,935	—
CZK	8,383,296	EUR	312,000	BNP	06/28/17	436	—
CZK	10,287,000	EUR	381,000	CIT	05/03/17	1,343	—
CZK	40,214,295	EUR	1,507,000	CIT	02/27/18	—	827
DOP	19,456,130	USD	409,000	CIT	04/27/17	11,950	—
EGP	1,646,800	USD	92,000	CIT	05/30/17	—	1,527
EGP	4,440,150	USD	253,000	CIT	06/08/17	—	9,257
EGP	7,444,800	USD	423,000	CIT	06/12/17	—	14,465
EUR	377,000	HUF	116,870,000	BNP	05/02/17	—	1,683
EUR	156,000	RON	706,165	JPM	08/01/17	1,547	—
EUR	19,819	RSD	2,471,310	CIT	05/15/17	—	89
EUR	809,000	RSD	101,036,010	CIT	05/15/17	—	4,999
EUR	565,161	USD	615,173	CIT	05/15/17	—	11,137
GHS	963,900	USD	204,000	BRC	07/17/17	5,621	—
GHS	832,500	USD	185,000	CIT	04/06/17	8,376	—
GHS	687,300	USD	145,000	JPM	06/09/17	8,302	—
GHS	1,202,290	USD	251,000	SCB	05/08/17	22,536	—
HUF	117,624,080	EUR	376,000	BNP	05/02/17	5,360	—
HUF	342,761,630	USD	1,181,000	BNP	05/02/17	4,962	—
HUF	160,278,050	USD	553,676	BNP	08/29/17	3,352	—
IDR	3,879,257,500	USD	290,000	CIT	05/02/17	252	—
IDR	4,687,840,000	USD	332,000	CIT	05/02/17	18,751	—
IDR	3,775,380,000	USD	267,000	HSB	05/09/17	15,257	—
INR	61,579,640	USD	937,000	HSB	05/23/17	5,048	—
INR	44,023,875	USD	651,000	JPM	04/10/17	26,432	—
INR	26,685,400	USD	389,000	JPM	04/17/17	21,226	—
KES	44,880,000	USD	425,000	BRC	05/30/17	6,366	—
KRW	681,402,800	USD	590,000	JPM	04/13/17	19,401	—
KRW	447,470,500	USD	386,000	SCB	04/13/17	14,188	—
KZT	113,940,000	USD	358,697	CIT	04/27/17	1,678	—
KZT	132,127,500	USD	395,000	CIT	04/27/17	22,899	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2017 (unaudited)

Forward Currency Contracts open at March 31, 2017 (continued):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
KZT	262,982,500	USD	803,000	SCB	05/15/17	$24,298	$—
KZT	128,344,500	USD	405,000	SCB	05/31/17	—	2,993
MYR	2,706,816	USD	608,000	JPM	04/07/17	3,564	—
PEN	1,046,750	USD	316,000	BNP	04/03/17	6,226	—
PEN	153,607	USD	47,410	CIT	04/03/17	—	124
PEN	1,046,750	USD	322,683	CIT	04/03/17	—	457
PEN	671,929	USD	205,000	CIT	05/05/17	1,232	—
PEN	1,168,392	USD	356,000	SCB	04/21/17	3,081	—
PEN	2,946,256	USD	890,000	SCB	05/17/17	13,243	—
PHP	24,198,210	USD	477,000	HSB	06/14/17	3,729	—
PHP	29,823,840	USD	596,000	SCB	04/03/17	—	1,604
PHP	1,826,235	USD	36,415	SCB	04/11/17	—	30
PHP	34,626,010	USD	691,000	SCB	04/11/17	—	1,122
PLN	2,894,783	USD	710,716	CIT	05/19/17	18,912	—
PLN	2,064,106	USD	506,759	JPM	05/19/17	13,497	—
RON	1,999,997	USD	509,203	CIT	04/13/17	—	40,583
RON	2,260,781	USD	529,767	CIT	08/01/17	1,187	—
RSD	103,507,320	EUR	827,000	CIT	05/15/17	7,032	—
THB	27,319,500	USD	780,000	SCB	04/10/17	14,989	—
TRY	310,262	USD	84,000	CIT	05/08/17	517	—
TRY	1,244,111	USD	340,000	CIT	05/08/17	—	1,096
TRY	1,196,591	USD	330,477	HSB	05/02/17	—	3,960
TRY	1,001,990	USD	276,000	JPM	05/08/17	—	3,051
TRY	2,086,599	USD	558,000	JPM	05/08/17	10,404	—
UGX	628,336,000	USD	173,000	SCB	04/10/17	541	—
USD	472,025	ARS	7,265,450	BNP	04/03/17	—	141
USD	469,041	ARS	7,265,450	CIT	04/03/17	—	3,124
USD	27,000	BRL	85,955	CIT	04/20/17	—	353
USD	389,825	CAD	518,602	CIT	05/23/17	—	407
USD	498,884	CNY	3,436,065	HSB	04/06/17	361	—
USD	97,733	EGP	1,646,800	CIT	05/30/17	7,260	—
USD	838,034	EUR	787,099	CIT	05/15/17	—	3,206
USD	186,957	GHS	832,500	CIT	04/06/17	—	6,419
USD	276,389	GHS	1,202,290	CIT	05/08/17	2,853	—
USD	151,388	GHS	687,300	CIT	06/09/17	—	1,914
USD	206,208	GHS	963,900	CIT	07/17/17	—	3,412
USD	587,982	HUF	160,278,050	BNP	08/29/17	30,954	—
USD	430,297	KES	44,880,000	CIT	05/30/17	—	1,069
USD	390,000	KZT	124,800,000	CIT	05/15/17	—	2,599
USD	793,000	MXN	15,187,377	JPM	04/27/17	—	15,308
USD	322,683	PEN	1,046,750	BNP	04/03/17	457	—
USD	369,000	PEN	1,200,357	CIT	04/03/17	—	511
USD	47,264	PEN	153,607	CIT	05/05/17	118	—
USD	36,408	PHP	1,826,235	SCB	04/03/17	11	—
USD	557,000	PHP	27,997,605	SCB	04/03/17	—	999
USD	27,000	PLN	110,033	JPM	05/19/17	—	734

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2017 (unaudited)

Forward Currency Contracts open at March 31, 2017 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	784,194	RON	3,282,245	CIT	11/09/17	$12,229	$—
USD	505,880	RON	1,999,997	JPM	04/13/17	37,260	—
USD	777,000	RUB	46,180,995	CIT	06/13/17	—	30,318
USD	352,000	TRY	1,324,682	JPM	05/08/17	—	8,852
USD	873,033	TRY	3,216,517	JPM	05/08/17	—	3,167
USD	418,000	ZAR	5,517,182	CIT	04/28/17	8,467	—
USD	420,000	ZAR	5,376,546	CIT	04/28/17	20,906	—
ZAR	4,508,277	USD	356,000	HSB	04/26/17	—	21,240
ZAR	10,596,777	USD	833,735	HSB	04/28/17	—	47,150
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$598,549	$250,208

Currency Abbreviations:
ARS	— Argentinian Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KES	— Kenyan Shilling
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
USD	— United States Dollar
ZAR	— South African Rand
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2017 (unaudited)

(a) Non-income producing security.

(b) Principal amount denominated in respective country’s currency.

(c) For federal income tax purposes, the aggregate cost was $89,251,001, aggregate gross unrealized appreciation was $6,605,753, aggregate gross unrealized depreciation was $3,867,531 and the net unrealized appreciation was $2,738,222.

(d) Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
NVDR	- Non-Voting Depository Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):

Air Freight & Logistics	0.7%
Automobiles	0.7
Banks	14.9
Beverages	1.4
Capital Markets	2.1
Chemicals	0.7
Communications Equipment	2.6
Diversified Telecommunication Services	9.7
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	1.3
Equity Real Estate Investment Trusts (REITs)	4.6
Gas Utilities	0.9
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	1.8
Household Products	1.0
Independent Power and Renewable Electricity Producers	2.6
Insurance	6.9
Machinery	0.9
Media	4.2
Metals & Mining	2.0
Mortgage Real Estate Investment Trusts (REITs)	2.4
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	11.1
Pharmaceuticals	4.7
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	5.7
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.6
Thrifts & Mortgage Finance	0.7

Transportation Infrastructure	1.2
Wireless Telecommunication Services	4.2
Subtotal	95.3
Foreign Government Obligations	15.6
Short-Term Investment	2.7
Total Investments	113.6%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 8, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 8, 2017